Consolidated Balance Sheet - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
ASSETS
Cash and due from banks	$ 6,445	$ 4,863
Interest-bearing deposits with banks	164,149	25,583
Cash and interest bearing deposits with banks	170,594	30,446
Trading loans, securities, and other (Notes 5, 7)	148,318	146,000
Non-trading financial assets at fair value through profit or loss (Notes 5, 7)	8,548	6,503
Derivatives (Notes 5, 11)	54,242	48,894
Financial assets designated at fair value through profit or loss (Notes 5, 7)	4,739	4,040
Financial assets at fair value through other comprehensive income (Notes 5, 7, 8)	103,285	111,104
Total Trading and Non Trading Financial Assets	319,132	316,541
Debt securities at amortized cost, net of allowance for credit losses (Notes 5, 7)	227,679	130,497
Securities purchased under reverse repurchase agreements (Note 5)	169,162	165,935
Loans (Notes 5, 8)
Residential mortgages	252,219	235,640
Consumer instalment and other personal	185,460	180,334
Credit card	32,334	36,564
Business and government	255,799	236,517
Gross loans	725,812	689,055
Allowance for loan losses (Note 8)	(8,289)	(4,447)
Loans, net of allowance for loan losses	717,523	684,608
Other
Customers' liability under acceptances	14,941	13,494
Goodwill (Note 14)	17,148	16,976
Other intangibles (Note 14)	2,125	2,503
Land, buildings, equipment, and other depreciable assets (Note 15)	10,136	5,513
Deferred tax assets (Note 25)	2,444	1,799
Amounts receivable from brokers, dealers, and clients	33,951	20,575
Other assets (Note 16)	18,856	17,087
Total other miscellaneous assets	111,775	87,263
Total assets	1,715,865	1,415,290
LIABILITIES
Trading deposits (Notes 5, 17)	19,177	26,885
Derivatives (Notes 5, 11)	53,203	50,051
Securitization liabilities at fair value (Notes 5, 9)	13,718	13,058
Financial liabilities designated at fair value through profit or loss (Notes 5, 17)	59,665	105,131
Total financial liabilities other than non-trading deposits and other	145,763	195,125
Deposits (Notes 5, 17)
Personal	625,200	503,430
Banks	28,969	16,751
Business and government	481,164	366,796
Total deposits, other than trading	1,135,333	886,977
Other
Acceptances	14,941	13,494
Obligations related to securities sold short (Note 5)	34,999	29,656
Obligations related to securities sold under repurchase agreements (Note 5)	188,876	125,856
Securitization liabilities at amortized cost (Notes 5, 9)	15,768	14,086
Amounts payable to brokers, dealers, and clients	35,143	23,746
Insurance-related liabilities (Note 22)	7,590	6,920
Other liabilities (Note 18)	30,476	21,004
Total other miscellaneous liabilities	327,793	234,762
Subordinated notes and debentures (Notes 5, 19)	11,477	10,725
Total liabilities	1,620,366	1,327,589
EQUITY
Contributed surplus	121	157
Retained earnings	53,845	49,497
Accumulated other comprehensive income (loss)	13,437	10,581
Total equity	95,499	87,701
Total liabilities and equity	1,715,865	1,415,290
Common shares [member]
EQUITY
Common shares (Note 21)	22,487	21,713
Treasury shares - common (Note 21)	(37)	(41)
Preferred shares [member]
EQUITY
Common shares (Note 21)	5,650	5,800
Treasury shares - common (Note 21)	(4)	(6)
Schwab and TD Ameritrade [member]
Other
Investment in Schwab and TD Ameritrade (Note 12)	$ 12,174	$ 9,316